Capital Structure (Details) $ / shares in Units, ¥ in Thousands														1 Months Ended	12 Months Ended
	Oct. 31, 2025 shares	Aug. 31, 2025 shares	Jul. 18, 2025 CNY (¥) shares	Jul. 18, 2025 USD ($) $ / shares shares	Jun. 30, 2025 shares	Jun. 03, 2025 $ / shares shares	Jan. 02, 2025 CNY (¥) shares	Jan. 02, 2025 USD ($) $ / shares shares	Oct. 31, 2024 $ / shares shares	Mar. 13, 2024 USD ($) $ / shares shares	Feb. 29, 2024 CNY (¥) shares	Feb. 29, 2024 USD ($) shares	Dec. 31, 2023 shares	Dec. 31, 2025 shares	Jun. 30, 2024 CNY (¥) shares
Capital Structure [Line Items]
Authorized share capital						450,000,000			5,000,000	2,000,000,000
Shares structure description										2,000,000,000 ordinary shares of a nominal or par value of US$0.001 each to US$2,000,000 divided into (1) 1,950,000,000 ordinary shares of par value of US$0.001 each and (2) 50,000,000 preference shares of par value of US$0.001 each, and each holder of the preference shares shall have twenty (20) votes for each Preference Share.
Par value (in Dollars per share) | $ / shares						$ 0.09		$ 0.09	$ 0.001	$ 0.001
Dividend (in Dollars) | $										$ 2,000,000
Issuance of shares					44,810	5,000,000,000			5,000,000,000
Amount of exchange							¥ 7,299	$ 1,000,000
Price per share (in Dollars per share) | $ / shares				$ 2.08
Consideration for an aggregate amount			¥ 149,222	$ 20,790,000
Repurchased aggregate shares													44,817
Shares outstanding, rate															1.00%
Cash consideration (in Yuan Renminbi) | ¥															¥ 10,463
AIFU [Member]
Capital Structure [Line Items]
Issuance of shares													3,156,815
Carve Group Ltd [Member]
Capital Structure [Line Items]
Percentage of equity interest		100.00%
Real Prospect Limited [Member]
Capital Structure [Line Items]
Percentage of equity interest	100.00%
New Dragon Group [Member]
Capital Structure [Line Items]
Issuance of shares											22,175	22,175
Amount of exchange											¥ 44,968	$ 6,254,000
Moonlit Group Ltd [Member]
Capital Structure [Line Items]
Issuance of shares							5,555,556	5,555,556
Sea Synergy Limited [Member]
Capital Structure [Line Items]
Issuance of shares							4,444,445	4,444,445
Equality Group Ltd [Member]
Capital Structure [Line Items]
Issuance of shares							1,111,112	1,111,112
EGM [Member]
Capital Structure [Line Items]
Par value (in Dollars per share) | $ / shares						$ 0.001
AIFU [Member]
Capital Structure [Line Items]
Equity interests percentage													50.10%
Ordinary Shares [Member]
Capital Structure [Line Items]
Ordinary shares outstanding															4,117,242
Redeemable Ordinary Shares [Member]
Capital Structure [Line Items]
Outstanding shares															54,411
Class A Ordinary Shares [Member]
Capital Structure [Line Items]
Par value (in Dollars per share) | $ / shares									$ 0.001
Ordinary shares outstanding					9,228,398									313,175,181
Issuance of shares			10,000,000	10,000,000	9,295,383	4,000,000,000			4,000,000,000
Outstanding shares					22,395
Ordinary shares were issued					9,273,208									313,219,991
Class A Ordinary Shares [Member] | Warrant [Member]
Capital Structure [Line Items]
Issuance of shares			20,000,000	20,000,000
Class A Ordinary Shares [Member] | Sellers of Carve Group Ltd [Member]
Capital Structure [Line Items]
Issuance of shares		195,894,609
Class A Ordinary Shares [Member] | Sellers of Real Prospect Limited [Member]
Capital Structure [Line Items]
Issuance of shares	98,002,174
Class B Ordinary Shares [Member]
Capital Structure [Line Items]
Ordinary shares outstanding					6,666,668									6,666,668
Issuance of shares						1,000,000,000			1,000,000,000					5,000,000
Ordinary shares were issued					6,666,668									6,666,668
Fanhua Puyi Fund Sales Co., Ltd. [Member]
Capital Structure [Line Items]
Owned subsidiary rate														15.41%